Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Collaboration revenue	$ 0	$ 574	$ 0	$ 41,958	$ 42,000
Grant revenue	427	0	1,119	0
Total revenue	427	574	1,119	41,958
Operating expenses:
Research and development	5,022	6,780	13,562	17,231	21,832		$ 23,890
General and administrative	4,119	1,063	7,052	3,289	4,349		4,715
Total operating expenses	9,141	7,843	20,614	20,520	26,181		28,605
Operating (loss) income	(8,714)	(7,269)	(19,495)	21,438	15,819		(28,605)
Other income (expense)
Interest income	1	3	2	65	67		239
Interest expense	(488)	(342)	(1,274)	(1,019)	(1,333)		(1,381)
Other income (expense), net	290	4	218	(68)	9		8
Change in fair value of earn-out liability	17,790	0	17,790	0
Loss on debt extinguishment	0	0	(492)	0
Total other income (expense)	17,593	(335)	16,244	(1,022)	(1,257)		(1,134)
Income (loss) before income taxes	8,879	(7,604)	(3,251)	20,416	14,562		(29,739)
Income tax expense	0	5	0	351	351		0
Net income (loss) and comprehensive income (loss)	8,879	(7,609)	(3,251)	20,065	14,211	[1]	(29,739)	[1]
Preferred stock extinguishment							15,529
Income allocable to participating securities	0	0	0	(19,502)	(14,045)		0
Net income (loss) attributable to common shareholders	$ 8,879	$ (7,609)	$ (3,251)	$ 563	$ 166		$ (14,210)
Net income (loss) per share attributable to common shareholders:
Basic	$ 0.53	$ (5.29)	$ (0.49)	$ 0.40	$ 0.12		$ (11.88)
Diluted	$ 0.42	$ (5.29)	$ (0.49)	$ 0.39	$ 0.11		$ (11.88)
Weighted-average common shares outstanding:
Basic	16,701,967	1,438,584	6,588,282	1,398,954	1,410,549		1,195,875
Diluted	20,067,715	1,438,584	6,588,282	2,505,240	2,654,849		1,195,875

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.